UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Connecticut Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.2%

	MUNICIPAL BONDS – 99.2%

	Consumer Staples – 0.7%

$1,930	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	2/15 at 100.00	BBB+	$1,936,157

	Education and Civic Organizations – 23.1%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	BB+	216,107

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,054,340

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,289,884

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	AA–	4,401,440

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,131,590
500	5.000%, 7/01/32	7/22 at 100.00	A+	564,715

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	994,512
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	411,676

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
3,205	5.000%, 7/01/35	7/20 at 100.00	A–	3,458,099
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,075,290

1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,087,454

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,212,200

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	4,855,261

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB+	1,089,680
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB+	2,747,675

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,400,793
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,945,195

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,063,104

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,501,738

Nuveen Investments	1

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
$3,245	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	$3,371,458
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,322,203

3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	3,973,515

950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	938,049

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,656,015

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,266,520

1,270	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	1,320,203

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	725,401

2,000	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/28	No Opt. Call	Aa2	2,371,320
60,770	Total Education and Civic Organizations			65,445,437

	Health Care – 16.2%

2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	3,235,039

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
750	5.500%, 7/01/21 – RAAI Insured	2/15 at 100.00	N/R	750,998
4,025	5.500%, 7/01/32 – RAAI Insured	2/15 at 100.00	N/R	4,028,542

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	2/15 at 100.00	N/R	640,909

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,256,352

6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,513,540

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	BBB–	526,885
1,055	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,107,539

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A	1,090,660

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	550,989
500	5.000%, 7/01/27	7/21 at 100.00	A2	551,530

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,353,419

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	4,308,360

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,910	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	$4,318,712

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,194,920

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	Aa3	2,736,240
2,520	5.000%, 7/01/33	7/24 at 100.00	Aa3	2,859,721
830	5.000%, 7/01/34	7/24 at 100.00	Aa3	939,709

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,864,238
42,450	Total Health Care			45,828,302

	Housing/Single Family – 1.5%

745	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1, 4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	751,787

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,499,240
4,155	Total Housing/Single Family			4,251,027

	Long-Term Care – 1.9%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	N/R	1,004,500

2,825	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,091,313

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
830	7.625%, 1/01/30	1/20 at 100.00	N/R	861,498
350	7.750%, 1/01/43	1/20 at 100.00	N/R	359,097
5,005	Total Long-Term Care			5,316,408

	Tax Obligation/General – 11.6%

	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	682,998
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,135,690
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,203,908

	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,000	5.000%, 9/15/30	9/22 at 100.00	AA	1,152,730
2,000	5.000%, 9/15/32	9/22 at 100.00	AA	2,294,900

2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,164,000

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,136,500
1,015	5.000%, 11/01/27	11/18 at 100.00	AA	1,151,883
1,015	5.000%, 11/01/28	11/18 at 100.00	AA	1,152,045

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,152,890

2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA	2,805,504

3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34 (WI/DD, Settling 12/10/14)	11/24 at 100.00	AA	3,497,970

Nuveen Investments	3

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$450	New Haven, Connecticut, General Obligation Bonds,Series 2014A, 5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	$509,909

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	595,963

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA	1,035,700

3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA–	3,374,550

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,275,380

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,569,037
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,734,521
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA	2,101,757
28,450	Total Tax Obligation/General			32,727,835

	Tax Obligation/Limited – 16.1%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA	2,741,518

1,260	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AA	1,413,556

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,507,200

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,634,300

2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	2,907,825

1,275	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001, 5.000%, 12/15/20	2/15 at 100.00	AA–	1,306,467

	Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
915	5.000%, 9/01/33	9/24 at 100.00	AA	1,074,274
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,169,450

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	A	2,673,624
600	5.130%, 1/01/42	1/22 at 100.00	A	655,428

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	2,432,496

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,135,080
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,126,570

	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,723,062
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,900,550

740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA	864,505

4,025	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	4,331,302

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	$1,505,370

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.630%, 10/01/29	10/19 at 100.00	Baa3	3,414,030
40,675	Total Tax Obligation/Limited			45,516,607

	U.S. Guaranteed – 8.3% (4)

590	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	2/15 at 100.00	Aaa	684,872

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	440,441
965	5.000%, 7/01/37 – AMBAC Insured (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,076,013

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
2,000	5.000%, 7/01/28 – AGM Insured (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	2,297,960
20	5.125%, 7/01/35 – AGM Insured (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	23,068

10,210	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured (Pre-refunded 7/01/16)	7/16 at 100.00	Aa3 (4)	10,967,173

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	1,598,899

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured (Pre-refunded 6/01/16)	6/16 at 100.00	AA (4)	2,354,440

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	1,664,598

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,248,969
20,800	Total U.S. Guaranteed			23,356,433

	Utilities – 10.0%

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	2/15 at 100.00	N/R	160,107

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,837,288

500	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/20	No Opt. Call	Aa3	586,140

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,116,347
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,019,348

3,400	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/15 at 100.00	Ba1	3,406,426

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	2/15 at 100.00	Ba1	1,001,050

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,505,006

Nuveen Investments	5

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$6,685	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/15 at 100.00	A–	$6,698,236

5,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%, 7/01/20 – NPFG Insured	No Opt. Call	AA–	5,041,000
27,375	Total Utilities			28,370,948

	Water and Sewer – 9.8%

5,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2013A, 5.000%, 3/01/25	3/23 at 100.00	AAA	6,057,500

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	A+	583,015
1,000	5.000%, 8/15/32	8/24 at 100.00	A+	1,156,910

60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	AA–	62,240

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.630%, 7/01/40	7/20 at 100.00	A–	2,607,207

3,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	AA	3,995,250

2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	AA	2,812,275

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,167,340

500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	Aa3	561,700

5,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	5,728,158

2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	Aa3	2,290,760

500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	563,800
24,040	Total Water and Sewer			27,586,155
$255,650	Total Long-Term Investments (cost $262,708,210)			280,335,309
	Other Assets Less Liabilities – 0.8%			2,374,947
	Net Assets – 100%			$282,710,256

6	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$280,335,309	$—	$280,335,309

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $262,069,154.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$18,536,599
Depreciation	(270,444)
Net unrealized appreciation (depreciation) of investments	$18,266,155
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	7

Nuveen Massachusetts Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.3%

	MUNICIPAL BONDS – 98.3%

	Consumer Discretionary – 0.4%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	2/15 at 100.00	Caa3	$1,098,575

	Consumer Staples – 0.3%

700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	2/15 at 100.00	BBB+	702,233

	Education and Civic Organizations – 32.0%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,375,004

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA–	3,482,190

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,692,870

975	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A1	1,005,771

1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A1	1,188,778

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A1	855,180

5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A1	5,517,100

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,322,320

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	6,855,060

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,062,420

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,445,740

	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A2	1,268,314
1,850	5.000%, 3/01/44	3/24 at 100.00	A2	2,066,968

1,360	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,562,993

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	No Opt. Call	BBB+	1,102,050

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,103,370

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	4,023,460

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	$1,174,470

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	101,477
3,090	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	3,119,108

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA–	971,666

2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	2,629,800

2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,674,938

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,500	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	2,822,175
2,500	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,744,800

1,400	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	1,479,576

1,475	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	1,571,509

1,360	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,488,955

1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (Alternative Minimum Tax)	1/25 at 100.00	AA	1,110,850

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.581%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	1,137,928

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA	1,120,490

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,412,560

90	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	95,316

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,657,695

7,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,480,250
70,055	Total Education and Civic Organizations			78,723,151

	Health Care – 19.0%

3,200	Massachusetts Development Finance Agency Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,500,768

5,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	5,670,900

2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A–	2,612,633

Nuveen Investments	9

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
$3,005	5.000%, 10/01/28	10/21 at 100.00	A–	$3,315,447
500	5.000%, 10/01/30	10/21 at 100.00	A–	545,575

1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BBB–	1,470,810

1,413	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (6), (7)	2/15 at 100.00	D	252,726

907	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (6), (7)	2/15 at 100.00	D	153,218

1,603	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (6), (7)	2/15 at 100.00	D	270,623

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A	1,104,200

3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,025,644

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (6)	1/18 at 100.00	N/R	3,870

2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,327,131

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	3,155,970

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA	1,113,660

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	AA–	1,122,390

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	390,548

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	AA–	553,370
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	111,997

1,770	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,771,841

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/15 at 100.00	AA	1,502,835

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	AA–	3,510,398

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,174,660

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,082,187
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	1,012,220

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	$1,408,442

1,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,576,831
48,278	Total Health Care			46,740,894

	Housing/Multifamily – 3.1%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA	1,723,176

3,110	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	3,193,161

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/15 at 100.00	N/R	2,604,819
7,220	Total Housing/Multifamily			7,521,156

	Long-Term Care – 3.0%

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	267,795

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB–	266,155
790	5.750%, 1/01/28	1/23 at 100.00	BBB–	881,269

1,000	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28	11/23 at 100.00	N/R	1,075,560

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/15 at 101.00	N/R	4,264,774

35	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/15 at 100.00	BBB	35,157

655	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	2/15 at 100.00	BBB	655,943
7,180	Total Long-Term Care			7,446,653

	Tax Obligation/General – 4.9%

1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,178,206

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,980,072

1,005	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,238,120

1,220	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA+	1,483,142

360	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AA+	384,318

1,000	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,130,350

1,490	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,552,655

2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,274,540

Nuveen Investments	11

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AA	$699,115

120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	2/15 at 100.00	AA–	120,524
10,680	Total Tax Obligation/General			12,041,042

	Tax Obligation/Limited – 13.9%

1,500	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.130%, 1/01/42	1/22 at 100.00	A	1,638,570

805	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	881,024

1,010	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,163,055

2,545	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,875,316

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	2,755,375

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,506,808
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,409,985

1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	AA	1,602,576

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,288,675

3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	3,577,781

1,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,561,532

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,277,060

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA–	1,309,037

800	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AAA	839,008

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	2/15 at 100.00	AA–	1,650,215

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,766,350

25	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	27,470

1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,775,565

1,130	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.630%, 10/01/29	10/19 at 100.00	Baa3	1,285,951
30,375	Total Tax Obligation/Limited			34,191,353

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 7.2%

$1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	$2,034,948

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,303,340

2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	No Opt. Call	AA	3,125,870

1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	2,069,126

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA–	2,755,142

500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	547,905

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	4,055,243

840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	941,111
16,365	Total Transportation			17,832,685

	U.S. Guaranteed – 6.5% (8)

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured (Pre-refunded 1/13/15)	1/15 at 100.00	A– (8)	684,127

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured (Pre-refunded 1/13/15)	1/15 at 100.00	A– (8)	397,398

905	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (8)	975,536

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	86,202

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured (Pre-refunded 5/01/16)	5/16 at 100.00	Aa2 (8)	1,466,314

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Pre-refunded 5/01/19)	5/19 at 100.00	BBB+ (8)	600,835

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	AA (8)	3,163,437

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured (Pre-refunded 7/01/21)	7/21 at 100.00	AA– (8)	344,445

620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (8)	665,458

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
2,500	5.000%, 8/15/18 – AGM Insured (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (8)	2,586,575
3,200	5.000%, 8/15/20 – AGM Insured (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (8)	3,310,816

1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – AMBAC Insured (Pre-refunded 8/01/16)	8/16 at 100.00	AA+ (8)	1,615,980
15,120	Total U.S. Guaranteed			15,897,123

	Utilities – 2.4%

1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,575,989

Nuveen Investments	13

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,560	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	$1,585,209

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	2/15 at 100.00	AA–	2,872,798
5,895	Total Utilities			6,033,996

	Water and Sewer – 5.6%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	1,944,171

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	1,140,940

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	2/15 at 100.00	AAA	60,240

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,187,570

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+	1,817,376
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	820,552
2,080	5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+	2,275,666

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,733,325

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA	1,725,735
12,240	Total Water and Sewer			13,705,575
$225,533	Total Long-Term Investments (cost $225,330,460)			241,934,436
	Other Assets Less Liabilities – 1.7%			4,227,621
	Net Assets – 100%			$246,162,057

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$241,257,869	$676,567	$241,934,436

14	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $225,051,890.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$18,595,321
Depreciation	(1,712,775)
Net unrealized appreciation (depreciation) of investments	$16,882,546
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

Nuveen Investments	15

Nuveen New Jersey Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.9%

	MUNICIPAL BONDS – 98.9%

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	Caa1	$203,428
240	5.125%, 1/01/37	1/15 at 100.00	Caa1	174,826
520	Total Consumer Discretionary			378,254

	Consumer Staples – 3.5%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,000	4.500%, 6/01/23	6/17 at 100.00	BB	3,000,060
7,280	4.750%, 6/01/34	6/17 at 100.00	B2	5,537,969
1,740	5.000%, 6/01/41	6/17 at 100.00	B2	1,331,778
12,020	Total Consumer Staples			9,869,807

	Education and Civic Organizations – 12.5%

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	379,481

	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38	7/23 at 100.00	AA	857,464
1,015	5.000%, 7/01/43	7/23 at 100.00	AA	1,125,117

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	2/15 at 100.00	BBB	1,003,770

1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA	2,101,630

1,195	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	1,291,711

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,090,911

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	579,112
100	5.000%, 7/01/42	7/22 at 100.00	A	109,816

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,228,020

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BBB+	271,208
230	5.000%, 7/01/37	7/21 at 100.00	BBB+	247,830

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	AA–	510,135

740	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	824,057

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$3,680	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA	$4,009,654

515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	545,014

510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	555,018

2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,248,675

400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	435,692

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,600	3.625%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,609,280
1,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,015,370
1,585	4.000%, 12/01/31 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,589,549
1,670	4.125%, 12/01/35 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,673,507

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,500	4.250%, 12/01/32 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,523,295
1,500	4.500%, 12/01/36 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,553,385

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	1,589,003

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	453,062

150	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	151,074

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	No Opt. Call	BBB–	1,301,100

2,320	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	2,612,506
33,605	Total Education and Civic Organizations			35,485,446

	Financials – 0.6%

	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
1,000	5.750%, 10/01/21	No Opt. Call	Ba2	1,139,710
500	6.500%, 4/01/28	No Opt. Call	Ba2	620,000
1,500	Total Financials			1,759,710

	Health Care – 15.2%

1,720	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/25	No Opt. Call	BBB	1,977,140

800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	917,032

Nuveen Investments	17

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,425	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	$4,891,705

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BB+	886,008
75	6.250%, 7/01/35	7/21 at 100.00	BB+	82,142

360	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	A–	412,366

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
800	5.250%, 7/01/31	7/23 at 100.00	BBB	889,280
440	5.500%, 7/01/43	7/23 at 100.00	BBB	493,007

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,228,858

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,570,410

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	142,219

1,510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	1,559,830

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A	2,076,060

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,125	5.000%, 7/01/31	7/22 at 100.00	A3	1,246,894
1,080	5.000%, 7/01/42	7/22 at 100.00	A3	1,164,737

550	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A	619,438

5,290	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	5,631,787

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
570	5.000%, 7/01/39	7/24 at 100.00	A	644,094
630	5.000%, 7/01/43	7/24 at 100.00	A	710,243

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,520,525
775	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	779,727

16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	A–	5,820,394

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	A–	408,524

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	A–	786,705

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,413,224

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A3	$559,972

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	880,693
100	5.000%, 7/01/26	7/16 at 100.00	A2	102,855
810	5.000%, 7/01/36	7/16 at 100.00	A2	825,852
50,960	Total Health Care			43,241,721

	Housing/Multifamily – 3.9%

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,269,110
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,216,501

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,079,590

	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,250	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,316,847
1,125	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,170,428
1,125	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,163,588
10,655	Total Housing/Multifamily			11,216,064

	Housing/Single Family – 0.9%

1,545	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,569,210

1,070	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	1,113,785
2,615	Total Housing/Single Family			2,682,995

	Industrials – 0.6%

1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory Put 12/01/17)	2/15 at 100.00	A–	1,730,550

	Long-Term Care – 1.0%

685	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	703,796

495	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/15 at 100.00	N/R	486,689

150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	155,310

1,095	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	1,168,989

205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB–	224,785
2,630	Total Long-Term Care			2,739,569

Nuveen Investments	19

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 9.4%

	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014:
$1,750	3.000%, 9/01/30 – AGM Insured	9/24 at 100.00	AA	$1,693,597
1,775	5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,002,005

435	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	432,168

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA–	838,465
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,403,858

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	597,649

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	646,629

1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	1,107,270

	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility, Refunding Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AA+	337,303
220	5.000%, 1/01/37	1/24 at 100.00	AA+	251,486

570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	634,792

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	3,247,970

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	976,010
875	5.250%, 1/15/30	1/21 at 100.00	AA	974,872

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
450	4.000%, 12/01/23	6/22 at 100.00	AA+	504,671
305	4.000%, 12/01/24	6/22 at 100.00	AA+	339,508

1,630	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/21	No Opt. Call	AA+	1,847,752

3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	4,055,048

2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,774,976

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,213,833
24,445	Total Tax Obligation/General			26,879,862

	Tax Obligation/Limited – 18.7%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	826,014

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,013,191

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	$3,173,225

1,395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,554,044

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,310	5.000%, 6/15/19	No Opt. Call	BBB+	1,473,056
700	5.000%, 6/15/21	No Opt. Call	BBB+	798,714
2,850	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,182,224
450	5.000%, 6/15/28	No Opt. Call	BBB+	494,892

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA	1,011,370

1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	2/15 at 100.00	AA–	1,015,680

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	88,505
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	149,620

1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/22	No Opt. Call	A2	1,698,015

305	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A	330,696

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
3,245	5.000%, 10/01/28	10/18 at 100.00	A2	3,592,377
1,950	5.250%, 10/01/38	10/18 at 100.00	A2	2,078,797

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A2	2,289,200

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A2	6,988,066

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A2	2,256,858

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	1,723,520
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,641,880
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,130,732

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A2	548,750

5,505	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A2	1,594,028

2,010	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A2	2,318,716

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A2	1,604,415

	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,695,738
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	1,966,940

Nuveen Investments	21

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BB	$392,321

3,000	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,779,190
68,360	Total Tax Obligation/Limited			53,410,774

	Transportation – 15.4%

1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,228,920

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	413,975
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,585,319
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,254,240

	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A	575,125
500	3.000%, 7/01/28	7/22 at 100.00	A	501,645

1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A	1,988,149

	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,095	5.000%, 1/01/26	No Opt. Call	BBB	1,247,052
1,100	5.000%, 1/01/27	No Opt. Call	BBB	1,246,003

1,255	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB–	1,385,946

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
400	5.125%, 9/15/23 (Alternative Minimum Tax)	3/15 at 100.00	B	430,096
800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	849,800

300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B	326,361

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
340	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	362,644
70	6.500%, 1/01/16	No Opt. Call	A3	74,662

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,607,866

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,922,030

1,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,578,554

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	5,497,800

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,002,060

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–	2,227,700

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,500	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,550,370
500	5.000%, 12/01/34	6/15 at 101.00	AA–	516,480

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.814%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	$582,086

1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	2,054,893

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	2,011,580
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	3,134,094

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
810	3.000%, 1/01/23	No Opt. Call	A2	825,471
870	3.000%, 1/01/24	1/23 at 100.00	A2	880,301

1,810	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	2,094,894
40,015	Total Transportation			43,956,116

	U.S. Guaranteed – 13.1% (4)

2,455	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27 (Pre-refunded 2/15/15)	2/15 at 100.00	BBB (4)	2,481,661

2,955	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25 (Pre-refunded 2/15/15)	2/15 at 100.00	BBB (4)	2,985,496

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured (Pre-refunded 1/01/15)	1/15 at 100.00	AA– (4)	1,340,914
500	5.000%, 1/01/27 – NPFG Insured (Pre-refunded 1/01/15)	1/15 at 100.00	AA– (4)	502,215

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured (Pre-refunded 4/01/15)	4/15 at 100.00	AA (4)	401,589
920	5.000%, 4/01/35 – AMBAC Insured (Pre-refunded 4/01/15)	4/15 at 100.00	AA (4)	935,346

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 – AMBAC Insured (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	753,566

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (4)	2,417,134

330	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	382,361

525	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	586,987

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 – NPFG Insured (Pre-refunded 7/01/16)	7/16 at 100.00	AA– (4)	451,004

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,400	5.000%, 7/01/16 – FGIC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	A1 (4)	1,440,348
1,825	5.000%, 7/01/24 – FGIC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	A1 (4)	1,877,596
525	5.000%, 7/01/32 – FGIC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	A1 (4)	540,131

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	3,195,075

Nuveen Investments	23

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
$1,050	5.000%, 9/15/18 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A2 (4)	$1,090,667
1,875	5.000%, 9/15/24 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A2 (4)	1,947,619
4,495	5.000%, 9/15/26 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A2 (4)	4,669,091
1,325	5.000%, 9/15/28 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A2 (4)	1,376,317

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (4)	1,011,845

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	AA– (4)	1,345,155

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
50	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	53,390
255	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	272,289
65	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	65,896
40	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	40,551
5	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AA– (4)	5,069
35	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	37,373
200	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	213,560

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.130%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,793,040
34,610	Total U.S. Guaranteed			37,213,285

	Utilities – 0.9%

	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	520,935
1,000	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,044,150

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	1,039,939
2,460	Total Utilities			2,605,024

	Water and Sewer – 3.1%

2,175	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,214,411

1,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23	No Opt. Call	A	1,217,174

1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.488%, 9/01/21 (IF) (5)	No Opt. Call	AAA	2,300,381

	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,708,365
1,210	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,329,342
7,695	Total Water and Sewer			8,769,673
$293,750	Total Long-Term Investments (cost $262,722,383)			281,938,850
	Other Assets Less Liabilities – 1.1%			3,276,896
	Net Assets – 100%			$285,215,746

24	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$281,938,850	$—	$281,938,850

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $261,625,222.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$21,270,008
Depreciation	(956,380)
Net unrealized appreciation (depreciation) of investments	$20,313,628
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(IF)	Inverse floating rate investment.

(ETM)	Escrowed to maturity.

Nuveen Investments	25

Nuveen New York Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.2%

	MUNICIPAL BONDS – 100.2%

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$678,426

	Consumer Staples – 2.3%

260	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	12/14 at 100.00	A1	260,343

75	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	2/15 at 100.00	A1	73,205

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 6.625%, 6/01/44	6/22 at 100.00	BB–	6,550,848

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,640	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,636,720
1,325	5.000%, 6/01/26	6/16 at 100.00	BB–	1,306,993
7,335	5.125%, 6/01/42	6/16 at 100.00	B	5,985,507
17,285	Total Consumer Staples			15,813,616

	Education and Civic Organizations – 17.0%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	683,225

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	BB+	535,122
1,000	5.000%, 4/01/27	4/17 at 100.00	BB+	1,008,500
290	5.000%, 4/01/37	4/17 at 100.00	BB+	290,423

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	2/15 at 100.00	A3	1,001,240

3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	4,573,197

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	2,275,695

	Build NYC Resource Corp, New York, Revenue Bonds, City University of NY-Queens College, Q Student Residences, LLC Project, Refunding Series 2014:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,139,080
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,567,428

	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB–	1,717,938
1,000	5.500%, 4/01/43	4/23 at 100.00	BBB–	1,077,860

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	222,873

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,973,790

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,655	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	$2,754,111

1,055	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,401,124

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	AA–	2,016,281

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	1,962,885
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	875,069

1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,778,745

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	AA–	469,861

7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,810,597

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	878,190

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	396,939

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	640,774

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,676,550

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,371,120

1,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Ba1	1,834,779

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	269,008

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,277,624

2,660	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured	7/15 at 100.00	AA+	2,722,909

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	AA–	2,754,150

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,680,908
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,038,320

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	4,122,320
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,094,906
1,795	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,830,182
5,170	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	5,327,582

Nuveen Investments	27

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
$720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	$744,386
2,500	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	2,577,300
2,140	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,166,408
1,150	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,174,139

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,140,980

740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	829,473

5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA–	6,206,082

	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA–	4,319,004
10,000	5.000%, 8/01/43	8/23 at 100.00	AA–	11,228,800

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,076,750
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,861,165

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	449,178

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,744,464

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB	1,424,983
2,300	6.250%, 10/15/40	10/20 at 100.00	BB	2,447,177

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	1,104,530
107,050	Total Education and Civic Organizations			116,546,124

	Financials – 1.6%

5,710	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	6,843,606

3,475	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,295,378
9,185	Total Financials			11,138,984

	Health Care – 9.6%

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	A+	1,171,260

8,065	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	A+	8,773,026

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	AA–	1,922,797

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
$3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	AA–	$3,024,090
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	AA–	1,787,336

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	600,947

2,500	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	2,735,100

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,995	6.000%, 12/01/14	No Opt. Call	Ba1	2,996,168
6,895	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,397,025
4,500	6.250%, 12/01/37	12/18 at 100.00	Ba1	4,788,405

1,350	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	2/15 at 100.00	AA	1,361,597

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A	623,238

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	519,845

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A	1,109,630

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	6,106,408

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA	633,813
950	5.500%, 4/01/34	10/20 at 100.00	AA	1,094,771

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
170	4.500%, 2/01/17	No Opt. Call	BB+	175,190
710	5.250%, 2/01/27	2/17 at 100.00	BB+	728,716
785	5.500%, 2/01/32	2/17 at 100.00	BB+	803,816

	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	Aa2	3,257,744
5,000	5.500%, 8/15/40	2/21 at 100.00	Aa2	5,883,650

1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A., 5.000%, 12/01/42	12/22 at 100.00	A–	1,501,662

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	A–	1,050,680
500	5.250%, 12/01/32	12/17 at 100.00	A–	525,505

1,965	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	2,162,600

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/15 at 100.00	B+	2,003,460

Nuveen Investments	29

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,060	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	2/15 at 100.00	B+	$1,061,834
61,040	Total Health Care			65,800,313

	Housing/Multifamily – 1.5%

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA	1,742,928

230	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/15 at 100.00	AA	230,722

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	1,011,500

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	2/15 at 100.00	AA+	5,019

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	904,205

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,583,900

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	725,346

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
35	6.100%, 11/01/15 – AGM Insured	2/15 at 100.00	AA	35,172
190	6.125%, 11/01/20 – AGM Insured	5/15 at 100.00	AA	190,504

1,695	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,745,308

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	2/15 at 100.00	Aa1	1,001,100
9,815	Total Housing/Multifamily			10,175,704

	Housing/Single Family – 0.3%

2,305	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,313,552

	Industrials – 1.6%

10,520	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	10,735,029

	Long-Term Care – 2.6%

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,134,895

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	Aa2	334,921
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	Aa2	357,582
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	Aa2	380,186
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	Aa2	403,638
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	Aa2	1,669,087

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa2	$1,151,150

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA	2,045,620

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	B1	641,212

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,115
555	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	555,233

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,727,506

2,770	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	2,822,962

105	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	2/15 at 100.00	N/R	105,216

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	980,170
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,139,198
800	6.200%, 7/01/33	7/16 at 101.00	N/R	770,088

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,354,703

125	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	1/15 at 100.00	N/R	125,190
16,965	Total Long-Term Care			17,748,672

	Tax Obligation/General – 5.5%

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	506,420
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,106,767

1,240	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	1,386,308

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
1,900	5.000%, 10/01/30	No Opt. Call	AA	2,193,113
1,915	5.000%, 10/01/31	No Opt. Call	AA	2,198,803
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,410,760

	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	AA	2,075,111
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,902,821

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,329,180

2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,920,500

65	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	67,331

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	607,392

6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	No Opt. Call	AA	7,618,207

Nuveen Investments	31

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$960	Rensselaer County, New York, General Obligation Bonds, Series 1991, 6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA	$973,373

	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,495	5.000%, 8/01/17	8/15 at 100.00	A3	1,541,614
1,570	5.000%, 8/01/18	8/15 at 100.00	A3	1,618,293
33,360	Total Tax Obligation/General			37,455,993

	Tax Obligation/Limited – 23.6%

835	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	743,876

	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,194,840
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,732,175

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	2/15 at 100.00	AA	2,419,520

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – NPFG Insured	2/15 at 100.00	AA	1,010,030

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	1,693,425

775	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	No Opt. Call	AA	843,952

4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,492,222

5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	No Opt. Call	AAA	6,820,202

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
2,835	5.000%, 2/15/33	No Opt. Call	AAA	3,232,779
1,000	5.000%, 2/15/37	No Opt. Call	AAA	1,122,270

2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	2,808,250

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	3,386,100

3,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,384,733

3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	3,466,410

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA	1,671,364

12,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	13,341,480

11,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	12,447,535

4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,635,160

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	A–	$1,681,512

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	Aa2	8,397,246

4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	Aa2	5,137,794

3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,494,784

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1:
2,600	5.000%, 11/01/35	5/24 at 100.00	AAA	3,002,168
2,500	5.000%, 11/01/36	5/24 at 100.00	AAA	2,875,675

5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,578,594

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
10,050	5.500%, 11/01/35	11/20 at 100.00	AAA	11,954,173
9,000	5.000%, 11/01/39	11/20 at 100.00	AAA	10,293,750

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.628%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	484,383
1,395	13.613%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	1,549,106

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,600,298
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	66,538

1,920	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	1,988,467

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	6,633,825

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,779,450

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A-1, 5.000%, 3/15/43	No Opt. Call	AAA	5,622,000

960	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	972,691

1,840	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29	10/24 at 100.00	AAA	2,225,241

2,385	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,416,291

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.630%, 10/01/29	10/19 at 100.00	Baa3	1,707,015
144,360	Total Tax Obligation/Limited			161,907,324

Nuveen Investments	33

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 15.3%

$2,125	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	No Opt. Call	AA–	$2,434,591

4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA–	5,406,778

3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31	5/23 at 100.00	AA–	3,993,475

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA–	1,130,550

2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA–	2,843,025

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
2,000	5.250%, 11/15/38	5/24 at 100.00	AA–	2,306,880
2,325	5.250%, 11/15/44	5/24 at 100.00	AA–	2,657,405

3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	3,283,680

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	1,034,040
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	727,500

1,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/14 at 100.00	BB	1,979,088

4,610	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	2/15 at 100.00	BB	4,635,309

3,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.00	N/R	3,628,240

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	3,847,812

35	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.000%, 5/15/20 (Alternative Minimum Tax)	2/15 at 100.00	B	35,013

9,500	New York City, Industrial Development Agency, New York, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	BBB	10,419,315

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,384,158

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	AA–	642,675

95	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A	95,405

3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA	3,082,830

3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA–	3,830,333

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–	$5,417,450

1,725	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,783,236

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.814%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	2,127,387

3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	4,180,863

4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	4,598,342

3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA–	4,462,985

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2011A, 5.000%, 1/01/28	1/22 at 100.00	AA–	17,695,050

1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	1,914,604

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.395%, 5/15/16 (IF)	No Opt. Call	AA–	1,869,360
97,845	Total Transportation			105,447,379

	U.S. Guaranteed – 2.6% (7)

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (7)	5,819

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F:
650	5.000%, 3/15/21 – AGM Insured (Pre-refunded 3/15/15)	3/15 at 100.00	Aa1 (7)	659,438
35	5.000%, 3/15/21 – AGM Insured (Pre-refunded 3/15/15)	3/15 at 100.00	AAA	35,508

165	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	AA (7)	165,091

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured (Pre-refunded 12/01/15)	12/15 at 100.00	AA– (7)	3,146,550

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	A (7)	640,129

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, New York Housing Authority Program, Series 2005A:
400	5.000%, 7/01/16 – FGIC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	AA+ (7)	411,528
4,030	5.000%, 7/01/25 – FGIC Insured (Pre-refunded 7/01/15)	7/15 at 100.00	AA+ (7)	4,146,144

3,555	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured (Pre-refunded 9/01/15)	9/15 at 100.00	Aa2 (7)	3,685,753

180	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (7)	186,971

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (Pre-refunded 6/01/15)	6/15 at 100.00	AA+ (7)	4,098,080

Nuveen Investments	35

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (7) (continued)

	Yonkers, New York, General Obligation Bonds, Series 2005B:
$490	5.000%, 8/01/17 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (7)	$506,092
515	5.000%, 8/01/18 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (7)	531,913
17,640	Total U.S. Guaranteed			18,219,016

	Utilities – 13.5%

3,025	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	3,363,407

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,317,900

420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	466,662

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	5,504,460

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,123,718
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,555,520
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,492,220

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	4,032,104
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,271,280
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	2,766,644

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	789,225

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,336,900

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33	4/19 at 100.00	A–	1,463,875

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,800,850
10,250	6.000%, 5/01/33	5/19 at 100.00	A–	12,008,900

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	5,499,000

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	2/15 at 100.00	A–	2,409,408

11,785	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	12,140,907

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa1	543,832

3,720	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/15 at 100.00	N/R	3,720,223

16,755	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	19,356,716
87,040	Total Utilities			92,963,751

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.1%

$3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40	No Opt. Call	AAA	$3,901,228

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,231,995

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,501,900

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	599,700

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	N/R	2,983,099
18,955	Total Water and Sewer			21,217,922
$634,030	Total Municipal Bonds (cost $641,126,127)			688,161,805

Shares	Description (1)			Value

	COMMON STOCKS – 0.0%

	Industrials – 0.0%

9,589	American Airlines Group Inc. (8)			$465,354
	Total Common Stocks (cost $297,878)			465,354
	Total Long-Term Investments (cost $641,424,005)			688,627,159
	Floating Rate Obligations – (1.2)%			(7,955,000)
	Other Assets Less Liabilities – 1.0%			6,328,064
	Net Assets – 100%			$687,000,223

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$688,161,805	$—	$688,161,805
Common Stocks	465,354	—	—	465,354
Total	$465,354	$688,161,805	$—	$688,627,159

Nuveen Investments	37

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $632,988,526.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$49,772,990
Depreciation	(2,090,003)
Net unrealized appreciation (depreciation) of investments	$47,682,987
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(IF)	Inverse floating rate investment.

(ETM)	Escrowed to maturity.

38	Nuveen Investments

Nuveen California High Yield Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.9%

	MUNICIPAL BONDS – 97.1%

	Consumer Discretionary – 0.3%

$115	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/15 at 100.00	N/R	$115,263

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
1,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	649,450
160	6.000%, 12/15/37	2/15 at 100.00	N/R	88,904

15	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	8,335

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	555,225

75	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	75,042
1,865	Total Consumer Discretionary			1,492,219

	Consumer Staples – 4.7%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BB	775,180

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	40,458

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,750	5.000%, 6/01/33	6/17 at 100.00	B	8,907,342
3,195	5.750%, 6/01/47	6/17 at 100.00	B	2,696,037
5,500	5.125%, 6/01/47	6/17 at 100.00	B	4,223,835

3,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	2,492,834

10,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B–	1,984,320

1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	B–	828,870

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
1,000	5.000%, 6/01/37	2/15 at 100.00	BB+	811,780
3,845	5.125%, 6/01/46	2/15 at 100.00	B+	3,008,136
40,040	Total Consumer Staples			25,768,792

	Education and Civic Organizations – 9.6%

2,000	California Educational Facilities Authority, Revenue Bonds, California College of the Arts, Series 2005, 5.000%, 6/01/35	6/15 at 100.00	Baa2	2,018,820

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	1,092,179

Nuveen Investments	39

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	$76,013

95	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	96,270

1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,038,150

	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BBB–	1,439,368
465	5.000%, 10/01/44	10/22 at 102.00	BBB–	468,929

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,198,720

	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34	8/24 at 100.00	BB	889,367
1,650	6.000%, 8/01/44	8/24 at 100.00	BB	1,677,670

2,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	1,947,220

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,414,726

	California Municipal Finance Authority, Lakeview Charter Academy School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	No Opt. Call	BB+	1,387,323
2,700	5.250%, 8/01/42	No Opt. Call	BB+	2,818,800
1,795	5.300%, 8/01/47	8/22 at 100.00	BB+	1,872,652

1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,654,440

500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	559,545

300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	321,942

1,850	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45 (WI/DD, Settling 12/18/14)	1/25 at 100.00	N/R	1,850,000

625	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	N/R	701,594

1,015	California School Finance Authority School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34	11/24 at 100.00	N/R	1,041,055

600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	614,286

990	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	1,064,606

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34	6/24 at 100.00	BB+	1,034,780
1,000	6.000%, 6/01/44	6/24 at 100.00	BB+	1,031,400

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
$1,380	6.400%, 8/01/34	2/24 at 100.00	BB	$1,532,242
2,040	6.750%, 8/01/44	2/24 at 100.00	BB	2,295,959

	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	579,054
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,007,340
520	6.000%, 10/01/49	10/24 at 100.00	BB	523,479

1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,362,862

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds –Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	1,027,840

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,170,620

	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A:
1,340	5.150%, 7/01/30	7/17 at 100.00	N/R	1,350,465
1,500	5.250%, 7/01/42	7/17 at 100.00	N/R	1,501,005

1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 1385, 22.090%, 11/15/49 – AGM Insured (IF) (5)	11/24 at 100.00	AA	1,452,850

1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,192,974

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	952,727

1,000	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	1,030,780

2,015	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,035,150

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	202,442

380	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	382,770

600	California, School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BB+	632,280

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	200,980

100	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	100,661

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB+	66,013

365	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	350,535

1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.200%, 5/15/39 (IF) (5)	5/23 at 100.00	AA	1,918,600
49,800	Total Education and Civic Organizations			53,179,483

Nuveen Investments	41

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 10.4%

$1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	$1,133,150

625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 1270, 17.419%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	883,275

1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	1,333,655

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726:
260	18.033%, 8/15/43 (IF) (5)	8/24 at 100.00	AA–	393,201
695	18.060%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	953,985

3,600	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 1384, 22.723%, 10/01/44 (IF) (5)	10/24 at 100.00	AA–	6,031,260

80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 3878, 22.763%, 10/01/21 (IF) (5)	No Opt. Call	AA–	136,188

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
1,000	18.055%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	1,435,030
250	18.060%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	358,790

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 4448:
200	22.309%, 8/15/20 (IF) (5)	No Opt. Call	AA–	308,790
200	22.297%, 8/15/20 (IF) (5)	No Opt. Call	AA–	308,728

750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	831,788

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	Baa1	1,057,280

	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,827,934
2,475	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	AA	2,788,904

1,480	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44 (WI/DD, Settling 12/04/14)	7/24 at 100.00	A	1,635,370

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	1,284,960

3,350	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	3,447,284

485	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	537,593

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	264,638
5,750	5.000%, 8/15/47	8/17 at 100.00	BBB+	5,915,543

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	B–	750,135
750	5.250%, 7/01/35	7/15 at 100.00	B–	750,135

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.116%, 11/15/32 (IF)	5/18 at 100.00	AA–	$932,360

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 19.146%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	1,675,640

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,718,059

350	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	393,425

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,127,861

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
1,025	5.500%, 11/01/19	No Opt. Call	Ba1	1,109,737
500	6.750%, 11/01/39	11/19 at 100.00	Ba1	540,835

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	522,220

5,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	5,662,635

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,291,940
600	7.500%, 12/01/41	12/21 at 100.00	BB	721,146

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	B	2,214,800

1,150	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/32	7/17 at 100.00	Baa1	1,185,144

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	62,449

3,000	Whittier, California, Health Facility Revenue Bonds, PIH Health-Presbyterian Intercommunity Hospital, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A+	3,356,130
50,445	Total Health Care			57,881,997

	Housing/Multifamily – 3.4%

2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA	2,085,840

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,535,800

480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	539,482

2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	2,215,760

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,200	5.250%, 8/15/39	8/24 at 100.00	BBB	1,321,212
240	5.250%, 8/15/49	8/24 at 100.00	BBB	262,315
1,270	5.875%, 8/15/49	8/24 at 100.00	N/R	1,339,355

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB	413,140

Nuveen Investments	43

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	$1,027,380

345	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	2/15 at 100.00	N/R	345,290

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A–	783,171
1,010	5.000%, 5/15/47	5/22 at 100.00	A–	1,060,500

1,340	Independent Cities Lease Finance Authority, California, Mobile Home Park Refunding Bonds, Rancho Feliz and Las Casitas De Sonoma, Series 2012, 5.000%, 10/15/47	No Opt. Call	BBB	1,414,236

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A	1,013,760

315	La Verne, California, Mobile Home Park Revenue Refunding Bonds, Copacabana Mobile Home Park, Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	334,949

2,114	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	1,913,954

485	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	2/15 at 100.00	N/R	485,369

580	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax) (Mandatory Put 7/01/16)	No Opt. Call	N/R	574,861

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	373,421
18,404	Total Housing/Multifamily			19,039,795

	Housing/Single Family – 0.2%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	A–	503,355

600	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.216%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A–	603,312
1,100	Total Housing/Single Family			1,106,667

	Industrials – 0.0%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	A–	68,703

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	3,450

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	24,705
1,815	Total Industrials			96,858

	Long-Term Care – 2.8%

3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	No Opt. Call	BBB+	3,249,779

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	A3	622,995
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,304,919

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$2,200	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44	11/24 at 100.00	N/R	$2,219,382

520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	591,588

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,065,250

450	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	451,710

3,605	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36	11/16 at 100.00	BBB–	3,643,574

1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	1,009,180

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	51,154

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,205,830
14,365	Total Long-Term Care			15,415,361

	Tax Obligation/General – 5.7%

1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	433,040

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37	No Opt. Call	Aa2	828,631
5,575	0.000%, 5/01/42	5/40 at 100.00	Aa2	2,776,183
5,500	0.000%, 5/01/47	5/40 at 100.00	Aa2	2,734,325

1,250	California State, General Obligation Bonds, Tender Option Bond Trust 1342, 17.720%, 10/01/44 (IF) (5)	10/24 at 100.00	Aa3	1,956,850

	California State, General Obligation Bonds, Various Purpose Series 2013:
1,000	5.000%, 2/01/43	No Opt. Call	Aa3	1,121,270
1,630	5.000%, 4/01/43	4/23 at 100.00	Aa3	1,831,191

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 1364:
545	13.704%, 11/01/22 (IF) (5)	No Opt. Call	Aa3	588,862
1,250	13.734%, 11/01/44 (IF)(WI/DD, Settling 12/04/14)	11/24 at 100.00	Aa3	1,350,600
750	13.704%, 11/01/44 (IF) (5)	11/24 at 100.00	Aa3	810,360

4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/37 – AGM Insured	8/22 at 44.31	AA	1,439,887

	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C:
5,000	0.000%, 8/01/45 – AMBAC Insured	No Opt. Call	Aa3	1,069,700
7,000	0.000%, 8/01/46 – AMBAC Insured	No Opt. Call	Aa3	1,422,330

1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	673,560

	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29	11/19 at 100.00	BB–	1,147,390
1,500	7.000%, 11/15/39	11/19 at 100.00	BB–	1,734,195

Nuveen Investments	45

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$500	Guam Government, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	BB–	$509,455

1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	AA–	691,815

1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	647,390

2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured (Mandatory Put 8/01/48)	8/37 at 100.00	AA	1,139,535

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 18.042%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	AA–	326,990

1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A2	550,179

1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust Series 3330, 14.103%, 1/01/21 (IF) (5)	No Opt. Call	AA–	2,221,006

2,490	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010, 0.000%, 8/01/39	8/28 at 100.00	AA	1,635,183

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.550%, 9/01/30 – FGIC Insured	9/15 at 100.00	AA–	505,030

1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	Aa2	1,154,132
53,830	Total Tax Obligation/General			31,299,089

	Tax Obligation/Limited – 44.7%

	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
300	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	183,623
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	118,846
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	1,776,799
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,604,990

435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R	436,975

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	1,026,070

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
585	5.000%, 9/01/27	9/17 at 100.00	N/R	605,007
985	5.000%, 9/01/37	9/17 at 100.00	N/R	1,017,594

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,117,655

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,090,570

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	2/15 at 100.00	N/R	1,001,460

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
60	8.875%, 9/01/34	9/15 at 100.00	N/R	60,820
125	8.625%, 9/01/39	9/16 at 100.00	N/R	126,670

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
$1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA–	$833,865
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,212,606
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA–	3,365,937

1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,838,057

5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	2,210,880

2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A1	2,266,560

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A1	2,250,240

1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,059,640

	California Statewide Communities Development Authority, Community Facilities District 2012-02, Manteca Lifestyle Center, Special Tax Bonds, Series 2013A:
1,000	5.000%, 9/01/33	No Opt. Call	N/R	1,077,560
2,000	5.125%, 9/01/42	No Opt. Call	N/R	2,142,340

2,000	California Statewide Communities Development Authority, Lease Revenue Bonds, Community Center Project, Series 2014, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,252,300

1,045	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,140,816

2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,409,794

1,000	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/15 at 100.00	N/R	1,031,541

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	255,413

500	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	593,320

650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	8/17 at 100.00	BBB+	652,970

850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	8/15 at 102.00	BBB–	834,241

1,845	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	2,087,378

315	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	345,646

605	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay Ranch Village Seven, Series 2005, 5.250%, 9/01/30	3/15 at 100.00	N/R	609,314

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,041,140

500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	536,260

Nuveen Investments	47

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$3,000	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	$3,113,730
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,048,760
835	5.000%, 9/01/32 – AMBAC Insured	9/18 at 100.00	N/R	831,042

1,750	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 9/01/32	9/23 at 100.00	BBB+	1,952,737

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	277,003
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,367,612

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,234,718

1,610	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2, 5.000%, 9/01/23	9/18 at 100.00	CCC+	1,417,685

2,010	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2, 5.600%, 9/01/38	9/18 at 100.00	CCC+	1,693,887

950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	962,730

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/16 at 100.00	N/R	253,965

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	82,694
10	5.000%, 9/01/20	9/17 at 100.00	N/R	10,329
50	5.125%, 9/01/22	3/15 at 100.00	N/R	51,494
1,200	5.250%, 9/01/37	9/15 at 102.00	N/R	1,220,568

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	548,685

710	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	715,446

1,350	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/34	No Opt. Call	N/R	1,502,712

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/15 at 101.00	N/R	1,023,310

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.361%, 6/01/45 (IF) (5)	6/15 at 100.00	A1	815,730
1,000	17.339%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A1	1,087,520

500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	541,985

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	987,914
1,000	6.875%, 12/01/40	12/20 at 100.00	B+	1,121,140

1,000	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,025,280

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	3/15 at 100.00	N/R	1,003,560

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	3/15 at 100.00	N/R	$200,656

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	1,002,170
500	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	487,750
1,000	5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	1,000,520

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
190	4.625%, 8/01/37 – AMBAC Insured	2/18 at 100.00	N/R	181,629
175	4.750%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	168,469
150	5.000%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	150,077

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,302,187
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,040,510
1,105	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,135,940
1,920	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,959,994

250	Imperial, California, Special Tax Bonds, Community Facilities District 2004-3 Bratton Development, Series 2006B, 5.000%, 9/01/37	9/16 at 100.00	N/R	251,843

	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A:
655	5.000%, 8/15/21	No Opt. Call	BBB–	699,566
500	5.250%, 8/15/28	8/18 at 100.00	BBB–	520,725

	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call	Baa2	1,603,134
1,600	0.000%, 8/01/25	No Opt. Call	Baa2	870,128
1,050	0.000%, 8/01/28	8/22 at 66.37	Baa2	443,026
2,430	0.000%, 8/01/33	No Opt. Call	Baa2	674,860
1,650	0.000%, 8/01/35	No Opt. Call	Baa2	393,838

120	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	123,133

500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	558,600

250	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB+	275,220

335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	No Opt. Call	N/R	363,415

1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	No Opt. Call	N/R	1,223,953

995	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37	2/15 at 100.00	N/R	996,264

815	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A, 5.350%, 9/01/36	2/15 at 100.00	N/R	816,280

1,440	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	2/15 at 100.00	N/R	1,436,414

Nuveen Investments	49

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	Lammersville Joint Unified School District, Special Tax Bonds, California, Community Facilities District 2002, Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	$3,170,550

2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/32	9/22 at 100.00	N/R	1,934,820

710	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	828,300

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	AA–	510,735
1,000	4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	AA–	1,013,850

	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
1,000	5.125%, 9/01/28	9/23 at 100.00	N/R	1,108,080
500	5.250%, 9/01/32	9/23 at 100.00	N/R	554,860

2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,905,498

250	Los Banos Redevelopment Agency, California, Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured	9/16 at 100.00	BBB–	252,728

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,599,283

2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	AA–	801,177

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	A–	379,599
1,550	7.500%, 8/01/41	8/21 at 100.00	A–	1,963,090

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	640,215

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2014:
500	4.125%, 9/01/39 (WI/DD, Settling 12/11/14)	3/15 at 103.00	N/R	493,920
500	4.250%, 9/01/44 (WI/DD, Settling 12/11/14)	3/15 at 103.00	N/R	497,045

1,890	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,413,247

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	102,551

795	Monrovia Financing Authority, California, Lease Revenue Bonds, Hillside Wilderness Preserve Project, Series 2002, 5.000%, 12/01/20 – AMBAC Insured	2/15 at 100.00	A+	797,170

1,405	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	1,530,143

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	65,904

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,022,400

1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,468,248

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$590	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/15 at 100.00	N/R	$592,378

2,000	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,552,160

330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	403,930

2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,797,800

455	Oceanside, California, Community Facilities District No. 2000-1, Special Tax Refunding Bonds, Ocean Ranch Corporate Centre, Series 2014A, 4.000%, 9/01/32	9/23 at 100.00	N/R	461,138

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,039,790

	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2, Series 2006D:
1,495	0.000%, 8/01/31	No Opt. Call	N/R	553,150
1,560	0.000%, 8/01/32	No Opt. Call	N/R	542,209
1,625	0.000%, 8/01/33	No Opt. Call	N/R	531,082
1,705	0.000%, 8/01/34	No Opt. Call	N/R	524,219
2,075	0.000%, 8/01/35	8/16 at 31.93	N/R	600,484

3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/15 at 100.00	N/R	3,633,217

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
290	5.000%, 9/01/21	9/16 at 100.00	N/R	296,867
350	5.300%, 9/01/32	9/16 at 100.00	N/R	355,890
910	5.450%, 9/01/32	9/16 at 100.00	N/R	927,599
1,345	5.500%, 9/01/36	9/16 at 100.00	N/R	1,369,412

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/15 at 100.00	BB	1,567,136

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/15 at 100.00	BB	957,260

500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	AA	552,095

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Refunding Series 2004A, 5.000%, 9/01/34 – NPFG Insured	9/18 at 100.00	AA–	1,023,440

1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A–	583,783

1,000	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,130,790

1,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,013,650

1,150	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,225,152

1,055	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Valley Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,097,327

Nuveen Investments	51

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$220	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011, 6.125%, 9/01/41	3/15 at 100.00	N/R	$227,605

1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	1,673,325

	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	1,680,230
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,338,700

1,580	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	1,539,678

350	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series 2001, 5.125%, 6/15/33 – AMBAC Insured	12/14 at 100.00	N/R	350,451

2,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	2,217,520

2,000	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,105,520

3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/15 at 102.00	N/R	3,054,990

620	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	644,186

500	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	3/15 at 100.00	N/R	505,175

1,000	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.500%, 9/01/26	9/21 at 100.00	BBB+	1,150,420

	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A–	899,631
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A–	580,003

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	548,605

1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA–	870,564

180	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	2/15 at 100.00	BBB+	180,160

1,380	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,571,365

	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E:
760	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	865,389
3,155	4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	3,184,405

955	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	1,096,063

2,000	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,280,940

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	BBB+	$587,395

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	256,150

	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	723,584
2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	2,160,300

2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30 (WI/DD, Settling 12/16/14)	9/24 at 100.00	N/R	2,137,081

870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	941,349

	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C:
2,000	4.500%, 8/01/30 – NPFG Insured	No Opt. Call	AA–	2,041,320
510	5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	AA–	523,699

125	Riverside Unified School District, Riverside County, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/15 at 101.00	N/R	127,216

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	378,922
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA–	413,051

935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	AA–	386,277

3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	4,139,061

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/15 at 100.00	N/R	1,025,020

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,842,750

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.436%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A+	2,821,707

445	Sacramento City Financing Authority, California, Special Tax Revenue Bonds, Westlake and Regency Park, Refunding Series 2013A, 5.000%, 9/01/25	3/23 at 100.00	BBB+	512,992

	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,942,500
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	AA–	1,894,322

345	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	365,638

428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/15 at 100.00	N/R	398,010

480	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	504,533

1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	1,074,050

Nuveen Investments	53

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C:
$500	6.375%, 8/01/32	8/19 at 100.00	A–	$580,055
500	6.500%, 8/01/39	8/19 at 100.00	A–	583,500

	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A:
500	5.000%, 8/01/27	8/22 at 100.00	N/R	564,090
405	5.000%, 8/01/33	8/22 at 100.00	N/R	445,800

100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003., 4.900%, 8/01/33 – FGIC Insured	2/15 at 100.00	AA–	100,091

360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	370,915

165	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006B, 4.500%, 8/01/35 – RAAI Insured	8/16 at 100.00	BBB	166,922

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	537,575
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA–	1,001,350
320	4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	324,637

4,025	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	4,048,989

270	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 2012C, 5.000%, 9/01/35 – AGM Insured	9/22 at 100.00	N/R	288,398

1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2007, 4.750%, 9/01/35 – AMBAC Insured	9/17 at 100.00	A–	1,031,350

1,965	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 – AGM Insured	9/24 at 100.00	AA	2,181,877

1,865	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	1,878,652

250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	316,850

500	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	509,910

1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured (WI/DD, Settling 12/08/14)	10/24 at 100.00	AA	1,004,800

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	2/15 at 100.00	AA–	304,979
235	5.250%, 9/01/34 – FGIC Insured	2/15 at 100.00	AA–	234,579

1,655	Stockton Public Financing Authority, California, Revenue Bonds, Stockton Redevelopment Project, Series 2006A, 5.250%, 9/01/31 – RAAI Insured	9/16 at 100.00	B+	1,632,558

	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004:
135	4.250%, 9/01/25 – FGIC Insured	2/15 at 100.00	AA–	130,795
420	5.000%, 9/01/28 – FGIC Insured	2/15 at 100.00	AA–	419,975
1,700	5.000%, 9/01/36 – FGIC Insured	2/15 at 100.00	AA–	1,699,847

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	$2,582,950

1,250	Successor Agency to the San Francisco City and County Redevelopment Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,378,412

5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	5,511,550

2,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	2,086,000

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,776,248
500	5.500%, 9/01/33	9/22 at 100.00	N/R	538,735

1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26	3/15 at 100.00	N/R	1,003,230

400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	3/15 at 103.00	N/R	412,268

1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA	1,108,380

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	BBB+	655,748

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	831,090

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	631,565

1,000	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	AA+	1,121,010

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	511,495

700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	773,017

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	2,152,200

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 4.250%, 10/01/29 – FGIC Insured	10/16 at 100.00	AA–	1,009,040

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	761,700

3,705	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,065,015

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	561,180

	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006:
700	5.000%, 9/01/26	9/15 at 101.00	N/R	717,332
1,340	5.000%, 9/01/36	9/15 at 101.00	N/R	1,371,570

Nuveen Investments	55

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	$204,389

490	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	N/R	502,892

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	135,448
273,755	Total Tax Obligation/Limited			247,895,615

	Transportation – 6.0%

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.952%, 4/01/17 (IF)	No Opt. Call	AA	1,688,760

3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	3,549,720

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	1,823,600
2,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	3,036,044
1,030	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,186,261

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	859,752
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	590,075

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	35,458
40	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	40,181

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	255,343
430	6.500%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	N/R	439,146

3,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A	3,347,910

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 1381, 17.682%, 5/01/44 (IF) (5)	5/24 at 100.00	A+	1,948,029

5,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	5,339,900

6,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	7,008,625

1,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2014C, 5.000%, 3/01/31	3/24 at 100.00	A2	1,153,160

1,000	San Jose, California, Airport Revenue Bonds, Series 2007B, 5.000%, 3/01/33 – AMBAC Insured	3/17 at 100.00	A2	1,054,610
32,720	Total Transportation			33,356,574

	U.S. Guaranteed – 2.3% (6)

375	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (6)	413,760

5	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (6)	5,224

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
$2,165	5.000%, 1/01/30 (Pre-refunded 1/01/15)	1/15 at 100.00	Baa3 (6)	$2,174,310
500	5.000%, 1/01/36 (Pre-refunded 1/01/15)	1/15 at 100.00	Baa3 (6)	502,150

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,335,980

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,820,369

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.880%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	A– (6)	1,033,140

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	1,415,069

955	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	1,204,618

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (6)	2,553,677

250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (6)	319,753

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	110,043
16,770	Total U.S. Guaranteed			12,888,093

	Utilities – 2.3%

	Guam Power Authority, Revenue Bonds, Series 2014A:
500	5.000%, 10/01/39	10/24 at 100.00	AA	566,195
2,000	5.000%, 10/01/44	10/24 at 100.00	AA	2,241,660

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/28	No Opt. Call	A	30,208
325	5.000%, 11/15/29	No Opt. Call	A	375,238
2,155	5.500%, 11/15/37	No Opt. Call	A	2,637,634

410	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A., 5.000%, 11/15/35	No Opt. Call	A	474,177

50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	67,948

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,358,970

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	AA–	1,056,470

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	A	1,146,800
720	5.000%, 11/01/33	No Opt. Call	A	826,330
2,500	1.632%, 11/01/38	No Opt. Call	A	2,185,350
11,685	Total Utilities			12,966,980

Nuveen Investments	57

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 4.7%

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$200	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	$214,874
2,000	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,132,460

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012:
2,000	5.000%, 7/01/37	No Opt. Call	Baa3	2,067,620
6,250	5.000%, 11/21/45	No Opt. Call	Baa3	6,451,937

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	508,940

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25	7/20 at 100.00	A–	1,108,500
1,000	5.500%, 7/01/30	7/20 at 100.00	A–	1,109,580

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A–	563,440
4,125	5.500%, 7/01/43	7/23 at 100.00	A–	4,724,239

2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403, 22.427%, 7/01/22 (IF)	No Opt. Call	AA	3,427,160

365	Palmdale Water District Public Financing Authority, California, Water Revenue Bonds, Series 2013A, 5.000%, 10/01/34 – AGM Insured	10/23 at 100.00	AA	408,519

1,500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	1,716,510

1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A–	1,472,275
22,690	Total Water and Sewer			25,906,054
$589,284	Total Municipal Bonds (cost $502,846,070)			538,293,577

Shares	Description (1)			Value

	COMMON STOCKS – 0.8%

	Industrials – 0.8%

94,060	American Airlines Group Inc. (7)			$4,564,732
	Total Common Stocks (cost $2,851,418)			4,564,732
	Total Long-Term Investments (cost $505,697,488)			542,858,309

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	Health Care – 0.7%

$2,900	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	$2,942,746

280	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	284,127

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	$436,338
$3,610	Total Short-Term Investments (cost $3,610,000)			3,663,211
	Total Investments (cost $509,307,488) – 98.6%			546,521,520
	Floating Rate Obligations – (0.2)%			(915,000)
	Other Assets Less Liabilities – 1.6% (9)			8,760,696
	Net Assets – 100%			$554,367,216

Investments in Derivatives as of November 30, 2014

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (9)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	25.5%	$2,000,000	5.000%	12/20/19	$484,434	$(6,519)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Unrealized Appreciation (Depreciation) (9)
Barclays PLC	$6,000,000	Receive	USD-BMA	3.254%	Quarterly	8/28/15	8/28/45	$(654,023)
JPMorgan	15,000,000	Receive	USD-BMA	3.240	Quarterly	7/27/15	7/27/45	(1,625,094)
	$21,000,000							$(2,279,117)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	59

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$538,293,577	$—	$538,293,577
Common Stocks	4,564,732	—	—	4,564,732
Short-Term Investments:
Municipal Bonds	—	—	3,663,211	3,663,211
Investments in Derivatives:
Credit Default Swaps*	—	(6,519)	—	(6,519)
Interest Rate Swaps*	—	(2,279,117)	—	(2,279,117)
Total	$4,564,732	$536,007,941	$3,663,211	$544,235,884
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $507,651,531.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$41,839,596
Depreciation	(3,884,607)
Net unrealized appreciation (depreciation) of investments	$37,954,989

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(ETM)	Escrowed to maturity.

USD-BMA	United States Dollar-Bond Market Association.

60	Nuveen Investments

Nuveen California Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.5%

	MUNICIPAL BONDS – 97.5%

	Consumer Staples – 4.1%

$2,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	2/15 at 100.00	Baa1	$2,624,842

3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41	12/18 at 100.00	B+	2,971,640

1,980	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A., 5.600%, 6/01/36	12/18 at 100.00	B+	1,724,362

230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	222,215

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
9,655	5.000%, 6/01/33	6/17 at 100.00	B	8,000,036
1,430	5.125%, 6/01/47	6/17 at 100.00	B	1,098,197

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,500	5.375%, 6/01/38	6/15 at 100.00	B–	7,874,265
3,105	5.500%, 6/01/45	6/15 at 100.00	B–	2,447,734

3,500	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	2/15 at 100.00	BB+	2,841,230
35,525	Total Consumer Staples			29,804,521

	Education and Civic Organizations – 5.7%

240	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2007A, 5.000%, 3/01/20	3/17 at 100.00	Baa1	256,229

865	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2008A, 5.000%, 3/01/23	3/18 at 100.00	Baa1	940,030

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A2	1,143,840

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,108,240

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	109,248
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,034,100

1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB	1,694,625

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,247,974

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BB–	400,860

Nuveen Investments	61

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
$960	6.750%, 10/01/28	10/18 at 100.00	N/R	$1,016,429
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,589,580

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A:
1,000	5.000%, 10/01/18	No Opt. Call	Baa1	1,118,230
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	556,185

855	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	910,165

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	Baa1	1,767,405

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,195,900
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,434,062

695	California State Public Works Board, Lease Revenue Bonds, California State University, J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	804,469

500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	580,435

	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33	No Opt. Call	Aa3	3,426,900
4,000	5.000%, 9/01/34	No Opt. Call	Aa3	4,533,600

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	2/15 at 100.00	A1	1,039,564

200	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1999A, 4.875%, 12/01/18	2/15 at 100.00	A1	200,716

1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,950,053

1,000	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	1,012,210

5,690	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	AA	6,463,100
37,410	Total Education and Civic Organizations			41,534,149

	Health Care – 15.6%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	1/15 at 100.00	AA	2,004,320

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31	3/21 at 100.00	Ba2	2,039,544
2,000	7.250%, 3/01/36	3/21 at 100.00	Ba2	2,258,520

2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA	2,410,378

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	573,720

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,137,050

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	$3,437,880

1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	No Opt. Call	BBB+	1,084,640

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,207,170

830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA	936,472

1,760	California Health Facilities Financing Authority, Revenue Bonds, Marshall Medical Center, Series 2004A, 4.750%, 11/01/19	2/15 at 100.00	A+	1,766,090

905	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA	1,032,125

1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	2,071,503

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA–	6,992,160

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA	229,834

1,830	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46	11/16 at 100.00	AA–	1,964,523

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,411,260

2,010	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa1	2,206,538

2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	2,453,740

6,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	6,688,760

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,111,600

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	A+	142,210
500	5.500%, 8/15/23	8/18 at 100.00	A+	572,565
2,155	6.250%, 8/15/28	8/18 at 100.00	A+	2,504,929

500	California Statewide Community Development Authority, Hospital Revenue Bonds, Redlands Community Hospital, Series 2005A, 5.000%, 4/01/15 – RAAI Insured	No Opt. Call	BBB+	506,865

2,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	B–	2,235,402

4,230	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	B–	4,231,988

3,540	California Statewide Community Development Authority, Revenue Bonds, John Muir Health System, Series 2006A, 5.000%, 8/15/34	8/16 at 100.00	A+	3,747,975

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,714,904

Nuveen Investments	63

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.946%, 4/01/36	4/17 at 100.00	A+	$2,627,670

2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,422,552

	California Statewide Community Development Authority, Revenue Bonds, St:
1,100	5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,250,755
500	5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	566,280
8,225	5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	9,293,345

3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,534,129

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	A	2,209,206
3,705	5.250%, 1/01/35	1/21 at 100.00	A	4,019,740
2,500	5.250%, 1/01/42	1/21 at 100.00	A	2,686,950

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB+	1,508,937

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,681,152

7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	8,220,692

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	3,786,095

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,828,230

3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A–	3,572,760
103,895	Total Health Care			113,883,158

	Housing/Multifamily – 1.9%

1,485	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,668,962

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,738,600

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,123,920

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB	187,172
455	5.250%, 8/15/49	8/24 at 100.00	BBB	497,306

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	447,458

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/14 at 100.00	N/R	4,182,173

1,885	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/15 at 100.00	N/R	1,886,885

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,470	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	2/15 at 100.00	N/R	$1,471,000

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,005,690
13,635	Total Housing/Multifamily			14,209,166

	Housing/Single Family – 0.0%

145	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A–	151,419

	Industrials – 0.1%

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	A–	514,945

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	A–	511,425
1,000	Total Industrials			1,026,370

	Long-Term Care – 1.3%

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A+	3,294,240

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	A3	1,245,990

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A+	2,225,680

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	A+	603,411

750	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	752,850

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB+	1,081,570
8,310	Total Long-Term Care			9,203,741

	Tax Obligation/General – 20.0%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	705,611

4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	AA–	4,988,320

6,600	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42	5/40 at 100.00	Aa2	3,286,602

1,000	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2006, 0.000%, 8/01/20 – AMBAC Insured	8/16 at 83.04	A+	797,240

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	Aa3	711,282
5,000	5.500%, 11/01/34	11/19 at 100.00	Aa3	5,787,600
4,060	6.000%, 11/01/39	11/19 at 100.00	Aa3	4,951,170

Nuveen Investments	65

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	California State, General Obligation Bonds, Various Purpose Series 2010:
$5,000	5.250%, 3/01/30	3/20 at 100.00	Aa3	$5,808,450
10,000	5.500%, 3/01/40	3/20 at 100.00	Aa3	11,503,800
4,000	5.250%, 11/01/40	11/20 at 100.00	Aa3	4,593,880

2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa3	2,358,300

	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	No Opt. Call	Aa3	6,628,949
1,430	5.000%, 2/01/43	No Opt. Call	Aa3	1,603,416

	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	Aa3	17,335,500
6,500	5.000%, 10/01/44	10/24 at 100.00	Aa3	7,418,905
3,000	4.000%, 11/01/44	11/24 at 100.00	Aa3	3,060,360

855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA	980,745

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AA	7,317,381

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/41 – AMBAC Insured	8/16 at 28.46	Aa3	1,313,100

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	1,145,940

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	AA	594,455

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	AA	565,660

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	AA+	736,338

18,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	No Opt. Call	AA	3,411,215

365	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23	8/18 at 100.00	Aa2	418,356

	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
11,200	0.000%, 8/01/40	No Opt. Call	Aa3	2,907,184
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	4,800,299

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	AA–	391,498
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	AA–	426,758

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	AA–	1,105,277

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 – AGC Insured	8/16 at 102.00	AA	647,400

460	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	AA–	568,036

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	$586,585

150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	169,403

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	124,795

10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41	8/21 at 24.49	Aa1	1,988,100

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA	1,302,551

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	950,811

3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/43 – AGM Insured	8/23 at 100.00	AA	2,999,187

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	AA–	1,846,120

1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010, 0.000%, 8/01/39	8/28 at 100.00	AA	1,008,035

1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41	No Opt. Call	A+	1,206,050

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–	1,138,840

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,152,810

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	AA–	3,035,349

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	9,563,265

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Baa3	582,165
1,005	6.500%, 8/01/26	8/19 at 100.00	Baa3	1,172,071

1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,749,966

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	1,881,600

645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	769,053

1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	1,439,669

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	902,463

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	345,650

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,930,390
189,985	Total Tax Obligation/General			146,713,955

Nuveen Investments	67

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 33.8%

$1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	$1,113,000

2,950	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D, 5.800%, 9/01/35	9/16 at 100.00	N/R	3,013,307

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	1,538,504

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	2/15 at 100.00	AA	2,258,932

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,366,757
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,246,580

2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34	8/21 at 36.61	AA–	739,831

2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	1,075,830

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	2/15 at 100.00	AA+	1,967,801

5,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A., 5.000%, 9/01/39	9/24 at 100.00	A1	5,661,600

1,000	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A1	1,179,480

	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	A1	5,943,040
2,600	5.000%, 10/01/33	10/24 at 100.00	A1	3,005,418
3,820	5.000%, 10/01/34	10/24 at 100.00	A1	4,387,728
2,000	5.000%, 10/01/39	10/24 at 100.00	A1	2,266,560

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	No Opt. Call	A1	1,145,690

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A1	2,962,225

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A1	2,460,620

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A1	3,567,150

785	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	856,977

	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,975	5.500%, 9/01/27	9/23 at 100.00	BBB+	2,340,177
2,230	5.500%, 9/01/29	9/23 at 100.00	BBB+	2,614,296
1,570	5.500%, 9/01/30	9/23 at 100.00	BBB+	1,832,724

660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	687,152

1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,480,133

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	$1,322,021

1,500	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	1,581,960

1,650	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	1,810,974

3,965	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	4,065,235

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	2,084,047

1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB+	1,809,666

1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,132,800

430	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	448,494

170	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	N/R	174,614

740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	872,194

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	558,600
750	5.000%, 9/01/44	9/24 at 100.00	N/R	835,065

790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	No Opt. Call	N/R	867,776

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,170,380
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	2,041,532

215	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	250,823

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,911,832

	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	12/14 at 100.00	A	816,608
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,124,155

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A–	4,581,920

1,200	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/16 – AMBAC Insured	9/15 at 100.00	A1	1,242,576

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	2/15 at 100.00	A2	331,591

Nuveen Investments	69

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$795	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/15 at 103.00	N/R	$824,351

1,505	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB–	1,680,287

	Murrieta Valley Unified School District, California, Special Tax Bonds, Community Facilities District 2006-1 Improvement Area B, Series 2013A:
1,450	5.750%, 9/01/38	3/15 at 100.00	N/R	1,499,866
1,500	5.875%, 9/01/43	3/15 at 100.00	N/R	1,551,975

340	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	2/15 at 100.00	N/R	341,044

205	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/15 at 100.00	N/R	205,826

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	795,319
5,455	7.000%, 8/01/32	8/21 at 100.00	A–	6,961,016

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A+	1,186,250

4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	4,963,442

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/15 at 100.00	BB	2,448,650

	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,710	5.250%, 9/01/30	9/23 at 100.00	N/R	3,029,509
2,430	5.750%, 9/01/39	9/23 at 100.00	N/R	2,747,820

440	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	495,515

	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
225	6.000%, 9/01/33	3/15 at 100.00	N/R	232,857
490	6.125%, 9/01/41	3/15 at 100.00	N/R	506,939

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	3,742,670

750	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2003A, 5.250%, 6/15/20 – NPFG Insured	2/15 at 100.00	AA–	752,940

	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA	1,846,208
2,800	5.000%, 9/01/31	9/24 at 100.00	AA	3,213,112
2,400	5.000%, 9/01/32	9/24 at 100.00	AA	2,745,456

1,390	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/15 at 100.00	N/R	1,400,703

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,199,921

1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,420,275

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$260	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/24 – SYNCORA GTY Insured	10/15 at 100.00	BBB+	$262,795

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E:
2,950	6.250%, 10/01/30	10/20 at 100.00	BBB+	3,516,282
480	6.500%, 10/01/40	10/20 at 100.00	BBB+	563,899

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	124,953

6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39	6/23 at 100.00	AA+	7,516,458

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/15 at 100.00	N/R	1,025,020

1,700	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	1,893,749

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A+	556,985

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	872,644

450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	483,323

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	2,205,260

5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA	6,021,337

525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32	8/19 at 100.00	A–	609,058

1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	1,454,339

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB+	97,634
105	7.000%, 8/01/41	2/21 at 100.00	BBB+	128,144

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,890,180

2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	2/15 at 100.00	AA–	3,001,541

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	360,612

590	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	634,339

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	2,034,577
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	693,472
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	578,248

Nuveen Investments	71

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
$1,085	6.375%, 8/01/21	8/18 at 100.00	BBB	$1,222,882
480	6.500%, 8/01/23	8/18 at 100.00	BBB	536,486

5,475	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	4/15 at 100.00	AA–	5,499,418

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	2,632,414

3,500	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	6/15 at 100.00	A	3,590,440

	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29	9/19 at 100.00	A	2,185,798
2,805	7.000%, 9/01/36	9/19 at 100.00	A	3,321,457

3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	4,317,110

1,665	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,698,000

1,485	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/15 at 100.00	A	1,490,569

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	205,479

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	207,472

	South Tahoe Redevelopment Agency, California, Community Facilities District 2001-1 , Heavenly Village, Special Tax Refunding Bonds, Series 2007:
120	4.400%, 10/01/15	No Opt. Call	N/R	123,407
125	4.500%, 10/01/16	10/15 at 102.00	N/R	130,809

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	622,045

300	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 4.500%, 9/01/16 – FGIC Insured	No Opt. Call	A3	319,029

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	BBB+	1,549,013

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	2,104,400

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A	1,286,520

240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A	300,276

25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	9/15 at 100.00	AA–	25,125

	Vista, California, Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	A–	9,035,640
7,920	6.125%, 9/01/37	9/21 at 100.00	A–	9,537,343

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
$10,710	6.250%, 11/01/39	11/19 at 100.00	AA	$12,503,068
2,395	5.750%, 11/01/45	11/19 at 100.00	AA	2,724,336

1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A	1,723,476

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	394,086

1,685	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	N/R	1,729,332

1,965	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 6.000%, 9/01/31	2/15 at 100.00	N/R	1,968,969
223,915	Total Tax Obligation/Limited			247,047,574

	Transportation – 6.0%

6,525	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/15 at 100.00	AA–	6,543,401

3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BB+	4,480,774

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	BBB–	9,599,503
8,340	6.000%, 1/15/53	1/24 at 100.00	BBB–	9,729,944

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	288,731
190	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	190,859

	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB–	3,996,300
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB–	9,390,232
39,205	Total Transportation			44,219,744

	U.S. Guaranteed – 4.4% (4)

430	California Educational Facilities Authority, Revenue Bonds, Golden Gate University, Series 2005, 5.000%, 10/01/20 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (4)	447,570

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,467,163

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured (Pre-refunded 4/01/15)	4/15 at 100.00	Aa2 (4)	2,541,625

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	562,340
400	5.000%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	449,872

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,269,120
3,205	8.875%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	4,126,437

Nuveen Investments	73

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$285	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	$359,493

945	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	1,090,908

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23 (Pre-refunded 9/01/16)	9/16 at 64.56	A (4)	2,905,257
27,110	0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (4)	8,774,423
12,000	0.000%, 9/01/38 (Pre-refunded 9/01/16)	9/16 at 23.21	A (4)	2,764,080

545	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured (Pre-refunded 08/01/2015)	8/15 at 100.00	AA (4)	562,898

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
565	5.750%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	674,689
480	5.750%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	573,187
500	6.250%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	606,910

1,265	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,523,882

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured (Pre-refunded 12/15/17)	12/17 at 100.00	N/R (4)	1,703,735
59,020	Total U.S. Guaranteed			32,403,589

	Utilities – 0.5%

2,160	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	12/14 at 100.00	N/R	2,101,572

1,210	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,223,068
3,370	Total Utilities			3,324,640

	Water and Sewer – 4.1%

3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA	3,369,690

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,371,850
5,010	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,341,812

2,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	2,064,620

355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	2/15 at 100.00	AA	356,420

1,060	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	2/15 at 100.00	AA–	1,060,933

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA	1,324,525

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA+	4,399,251

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,600	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	$3,003,754

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	1,144,830

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	921,419

1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,928,911
27,595	Total Water and Sewer			30,288,015
$743,010	Total Long-Term Investments (cost $648,890,871)			713,810,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.0%

	MUNICIPAL BONDS – 1.0%

	Health Care – 1.0%

$5,440	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	$5,520,186

530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	537,812

805	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	816,866
$6,775	Total Short-Term Investments (cost $6,775,000)			6,874,864
	Total Investments (cost $655,665,871) – 98.5%			720,684,905
	Other Assets Less Liabilities – 1.5%			11,265,864
	Net Assets – 100%			$731,950,769

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	75

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$713,810,041	$—	$713,810,041
Short-Term Investments:
Municipal Bonds	—	—	6,874,864	6,874,864
Total	$—	$713,810,041	$6,874,864	$720,684,905

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $655,252,674.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$65,702,333
Depreciation	(270,102)
Net unrealized appreciation (depreciation) of investments	$65,432,231
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

76	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2015